Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 16, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
CIK	dei_EntityCentralIndexKey	0000353101
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 16, 2021
Effective Date	dei_DocumentEffectiveDate	Nov. 17, 2021
Prospectus Date	rr_ProspectusDate	Nov. 17, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Short-Intermediate Municipal Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMTAX
Federated Hermes Short-Intermediate Municipal Fund | A2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMTHX